UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21242

Nuveen Quality Preferred Income Fund 3
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	10/31/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 3 (JHP)
October 31, 2011

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 Par (or similar) Preferred Securities - 63.9% (48.3% of Total Investments)
	Capital Markets - 7.3%
60,600	Ameriprise Financial, Inc.	7.750%		A	$ 1,694,376
135,400	Credit Suisse	7.900%		A3	3,544,772
388,759	Deutsche Bank Capital Funding Trust II	6.550%		BBB	8,474,946
2,100	Deutsche Bank Contingent Capital Trust III	7.600%		BBB	50,442
7,600	Merrill Lynch Capital Trust I	6.450%		BB+	165,072
	Total Capital Markets				13,929,608
	Commercial Banks - 8.9%
400	ABN AMRO North America Capital Funding, 144A	6.968%		BB+	214,125
70,158	Banco Santander Finance	10.500%		BBB+	1,880,234
31,200	BB&T Capital Trust VI	9.600%		Baa1	814,320
21,200	BB&T Capital Trust VII	8.100%		Baa1	543,780
44,500	Cobank ACB, 144A	7.000%		N/R	2,072,031
16,000	Cobank ACB	11.000%		A	860,000
20,200	Cobank ACB	11.000%		A	1,108,475
1,500,000	HSBC Bank PLC	1.000%		A	660,000
25,000	HSBC Holdings PLC, (3)	8.000%		A-	668,750
4,500	HSBC USA Inc., Series F	2.858%		A-	212,400
12,200	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		A3	263,520
2,700,000	National Australia Bank	8.000%		A+	2,858,625
2,000	PNC Financial Services Inc.	6.750%		BBB	1,999,720
81,178	National City Capital Trust II	6.625%		BBB	2,061,109
52,500	Royal Bank of Scotland Group PLC, Series L	5.750%		BB	824,775
	Total Commercial Banks				17,041,864
	Diversified Financial Services - 4.6%
35,700	BAC Capital Trust X	6.250%		BB+	772,191
30,100	BAC Capital Trust XII	6.875%		BB+	691,698
35,000	Citigroup Capital Trust XI	6.000%		Baa3	789,600
54,185	Citigroup Capital XIII	7.875%		BB+	1,459,202
24,300	Citigroup Capital XVI	6.450%		Baa3	540,675
59,100	Countrywide Capital Trust IV	6.750%		BB+	1,291,926
116,200	ING Groep N.V	7.050%		BBB-	2,334,458
10,000	ING Groep N.V	6.125%		BBB-	177,200
3,300	Merrill Lynch Capital Trust II	6.450%		BB+	71,709
13,420	Merrill Lynch Capital Trust III	7.375%		BB+	324,764
12,480	National Rural Utilities Cooperative Finance Corporation	5.950%		A3	322,109
	Total Diversified Financial Services				8,775,532
	Diversified Telecommunication Services - 1.0%
11,610	AT&T Inc.	6.375%		A2	311,845
26,800	Qwest Corporation	7.500%		BBB-	681,792
4,371	Qwest Corporation	7.375%		BBB-	112,553
31,000	Telephone and Data Systems Inc.	6.875%		Baa2	790,500
	Total Diversified Telecommunication Services				1,896,690
	Electric Utilities - 1.5%
10,000	Alabama Power Company	6.450%		BBB+	286,250
10,000	Entergy Arkansas Inc.	0.000%		A-	265,900
78,100	Entergy Texas Inc.	7.875%		BBB+	2,295,359
	Total Electric Utilities				2,847,509
	Food Products - 0.5%
10,400	Dairy Farmers of America Inc., 144A	7.875%		BBB-	921,376
	Insurance - 16.2%
319,390	Aegon N.V.	6.375%		Baa1	6,818,976
75,054	Allianz SE	8.375%		A+	1,965,477
167,782	Arch Capital Group Limited	8.000%		BBB	4,278,441
1,250,000	Dai-Ichi Mutual Life, 144A	7.250%		A3	1,277,334
90,100	Delphi Financial Group, Inc.	7.376%		BB+	2,083,112
103,767	EverestRe Capital Trust II	6.200%		Baa1	2,555,781
9,900	PartnerRe Limited, Series E	7.250%		BBB+	254,925
167,107	PartnerRe Limited, Series C	6.750%		BBB+	4,176,004
55,878	PLC Capital Trust III	7.500%		BBB	1,414,272
20,130	PLC Capital Trust IV	7.250%		BBB	503,250
3,534	PLC Capital Trust V	6.125%		BBB	86,124
141,063	Protective Life Corporation	7.250%		BBB	3,533,628
63,344	Prudential PLC	6.750%		A-	1,607,037
13,300	W. R. Berkley Corporation, Capital Trust II	6.750%		BBB-	332,500
	Total Insurance				30,886,861
	Media - 3.9%
58,700	CBS Corporation	6.750%		Baa2	1,481,588
234,190	Viacom Inc.	6.850%		BBB+	5,978,871
	Total Media				7,460,459
	Multi-Utilities - 2.7%
96,366	Dominion Resources Inc.	8.375%		BBB	2,791,723
88,100	Xcel Energy Inc.	7.600%		BBB	2,439,489
	Total Multi-Utilities				5,231,212
	Oil, Gas & Consumable Fuels - 2.4%
180,508	Nexen Inc.	7.350%		BB+	4,593,929
	Pharmaceuticals - 0.1%
6,500	Bristol Myers Squibb Company (CORTS)	6.250%		A+	165,165
	Real Estate/Mortgage - 13.6%
8,000	CommomWealth REIT	7.250%		Baa3	194,720
41,916	CommomWealth REIT	7.125%		Baa3	1,025,265
21,216	Kimco Realty Corporation, Series F	6.650%		Baa2	537,613
148,636	Kimco Realty Corporation, Series G	7.750%		Baa2	3,811,027
11,100	Prologis Trust, Series G	6.750%		BB	257,964
37,300	PS Business Parks, Inc.	6.700%		BBB-	928,770
10,000	PS Business Parks, Inc.	0.000%		BBB-	252,600
106,525	Public Storage, Inc.	6.750%		BBB+	2,748,345
12,500	Public Storage, Inc., Series H	6.950%		BBB+	315,375
26,299	Public Storage, Inc., Series X	6.450%		BBB+	665,365
77,300	Public Storage, Inc., Series Y, (3)	6.850%		BBB+	2,116,088
18,200	Realty Income Corporation	6.750%		Baa2	464,464
67,709	Regency Centers Corporation	7.250%		Baa3	1,694,756
155,320	Vornado Realty LP	7.875%		BBB	4,156,363
80,367	Wachovia Preferred Funding Corporation, (4)	7.250%		A-	2,108,026
208,831	Weingarten Realty Trust	8.100%		BBB	4,803,113
	Total Real Estate/Mortgage				26,079,854
	Wireless Telecommunication Services - 1.2%
70,400	Telephone and Data Systems Inc.	7.000%		Baa2	1,788,160
19,791	United States Cellular Corporation	6.950%		Baa2	506,848
	Total Wireless Telecommunication Services				2,295,008
	Total $25 Par (or similar) Preferred Securities (cost $119,707,267)				122,125,067

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds - 4.6% (3.5% of Total Investments)
	Capital Markets - 0.1%
$ 200	Man Group PLC	5.000%	8/09/17	Baa3	$ 167,805
	Commercial Banks - 1.0%
250	Den Norske Bank	0.875%	2/18/35	Baa1	125,000
250	Den Norske Bank	0.650%	2/24/37	Baa1	125,000
1,000	Groupe BCPE	3.800%	12/30/49	BBB	434,000
650	LBG Capital I PLC, 144A	7.875%	11/01/20	BB	559,000
700	Lloyds Banking Group LBG Capital 1, 144A	8.000%	6/15/20	BB-	574,000
2,850	Total Commercial Banks				1,817,000
	Diversified Financial Services - 0.1%
300	Fortis Hybrid Financing	8.250%	8/27/49	BBB	226,500
	Electric Utilities - 0.2%
450	FPL Group Capital Inc.	6.650%	6/15/17	BBB	447,750
	Food & Staples Retailing - 0.9%
1,700	CVS Caremark Corporation	6.302%	6/01/37	BBB-	1,651,125
	Insurance - 2.3%
4,800	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	4,506,874
$ 10,300	Total Corporate Bonds (cost $9,626,067)				8,817,054

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities - 58.1% (44.0% of Total Investments)
	Capital Markets - 1.2%
1,000	ABN AMRO North America Holding Capital, 144A	6.523%	12/31/49	BB+	$ 780,000
1,200	BNY Institutional Capital, 144A, (4)	7.780%	12/01/26	A1	1,221,000
400	Credit Suisse Guernsey	0.976%	5/15/17	A3	262,316
	Total Capital Markets				2,263,316
	Commercial Banks - 20.9%
2,200	Abbey National Capital Trust I	8.963%	6/30/30	BBB+	2,090,000
1,800	AgFirst Farm Credit Bank	7.300%	12/15/53	A	1,774,692
650	Banco Santander Finance	10.500%	9/29/49	BBB+	674,052
2,100	BankAmerica Capital II, Series 2	8.000%	12/15/26	BB+	1,911,000
2,300	Barclays Bank PLC, 144A	7.434%	12/15/17	A-	2,150,500
500	Barclays Bank PLC, 144A	6.860%	6/15/32	A-	397,500
1,000	Barclays Bank PLC	6.278%	12/15/34	A-	760,000
2,000	BB&T Capital Trust IV	6.820%	6/12/37	Baa1	2,000,000
1,000	First Empire Capital Trust I	8.234%	2/01/27	Baa2	1,005,688
700	First Empire Capital Trust II	8.277%	6/01/27	Baa2	707,011
8,485	First Union Capital Trust II, Series A	7.950%	11/15/29	A-	8,705,432
500	Fulton Capital Trust I	6.290%	2/01/36	Baa3	412,500
2,700	HBOS Capital Funding LP, 144A	6.071%	6/30/14	BB	1,890,000
1,500	HSBC Bank PLC	0.850%	6/11/49	A	660,000
2,000	NB Capital Trust II	7.830%	12/15/26	BB+	1,790,000
400	NB Capital Trust IV	8.250%	4/15/27	BB+	372,000
1,900	Nordea Bank AB	8.375%	3/25/15	A-	1,985,500
900	North Fork Capital Trust II	8.000%	12/15/27	Baa3	891,000
1,600	Rabobank Nederland, 144A	11.000%	6/30/19	AA-	1,936,000
200	Societe Generale, 144A	1.128%	12/31/49	BBB	109,538
200	Societe Generale, 144A	5.922%	4/05/57	BBB	136,691
2,800	Societe Generale	8.750%	10/07/49	BBB	2,408,000
1,200	Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	1,074,499
—(5)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	B	4,050,000
	Total Commercial Banks				39,891,603
	Consumer Finance - 0.9%
1,800	Capital One Capital IV Corporation	6.745%	2/17/32	Baa3	1,746,000
	Diversified Financial Services - 4.3%
1,700	CitiGroup Capital XXI	8.300%	12/21/37	Baa3	1,717,000
900	Deutsche Bank Capital Funding Trust I	3.160%	12/29/49	BBB	693,000
2,000	JPMorgan Chase Capital Trust XX Ser T	6.550%	9/29/36	A2	2,057,556
1,500	JPMorgan Chase Capital Trust XXVII	7.000%	11/01/39	A2	1,507,500
2,340	JPMorgan Chase Capital XXV	6.800%	10/01/37	A2	2,337,075
	Total Diversified Financial Services				8,312,131
	Diversified Telecommunication Services - 3.2%
5	Centaur Funding Corporation, Series B	9.080%	4/21/20	BBB	6,080,231
	Electric Utilities - 1.3%
500	Dominion Resources Inc.	7.500%	6/30/16	BBB	525,000
2,000	FPL Group Capital Inc.	7.300%	9/01/17	BBB	2,060,000
	Total Electric Utilities				2,585,000
	Insurance - 24.6%
1,700	Allstate Corporation	6.125%	5/15/67	Baa1	1,568,250
4,150	AXA SA, 144A	6.379%	12/14/36	Baa1	3,102,125
1,400	AXA	8.600%	12/15/30	A3	1,505,613
34	Axis Capital Holdings Limited	7.500%	12/01/15	BBB	3,366,000
1,500	Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	1,335,000
3,125	Glen Meadows Pass Through Trust	6.505%	2/15/17	BB+	2,343,750
1,850	Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/16	A-	1,803,750
1,400	Liberty Mutual Group Inc., 144A	10.750%	6/15/58	Baa3	1,701,000
800	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	728,000
4,100	Lincoln National Corporation	7.000%	5/17/66	BBB	3,854,000
3,200	MetLife Capital Trust IV, 144A	7.875%	12/15/67	BBB	3,387,668
3,100	National Financial Services Inc.	6.750%	5/15/37	Baa2	2,688,305
400	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	374,678
2,800	Oil Insurance Limited, 144A	7.558%	6/30/11	Baa1	2,645,496
1,600	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	1,544,000
2,000	Progressive Corporation	6.700%	6/15/67	A2	1,985,000
1,500	Prudential Financial Inc.	8.875%	6/15/18	BBB+	1,695,000
1,700	Prudential PLC	6.500%	6/29/49	A-	1,551,250
1,900	Swiss Re Capital I	6.854%	5/25/16	A	1,713,302
900	White Mountains Re Group Limited	7.506%	6/30/17	BB+	836,721
5,500	XL Capital Ltd	6.500%	10/15/57	BBB-	4,620,000
2,700	ZFS Finance USA Trust II 144A	6.450%	12/15/65	A	2,592,000
54	ZFS Finance USA Trust V	6.500%	5/09/67	A	49,950
	Total Insurance				46,990,858
	Road & Rail - 1.7%
3,185	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	3,236,756
	Total Capital Preferred Securities (cost $113,169,490)				111,105,895

Shares	Description (1)	Coupon		Ratings (2)	Value
	Convertible Preferred Securities - 0.1% (0.1% of Total Investments)
	Commercial Banks - 0.1%
1,512	KeyCorp Convertible Preferred Stock	7.750%		Ba1	$ 158,760
	Total Convertible Preferred Securities (cost $149,715)				158,760

Shares	Description (1)				Value
	Investment Companies - 4.3% (3.2% of Total Investments)
172,099	BlackRock Credit Allocation Income Trust II				$ 1,676,244
215,941	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				3,716,345
157,399	John Hancock Preferred Income Fund III				2,737,169
	Total Investment Companies (cost $10,772,483)				8,129,758

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 1.2% (0.9% of Total Investments)
$ 2,304	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/11, repurchase price $2,303,759, collateralized by $2,285,000 U.S. Treasury Notes, 1.500%, due 7/31/16, value $2,350,694	0.010%	11/01/11		$ 2,303,758
	Total Short-Term Investments (cost $2,303,758)				2,303,758
	Total Investments (cost $255,728,780) - 132.2%				252,640,292
	Borrowings - (32.4)% (6), (7)				(62,000,000)
	Other Assets Less Liabilities - 0.2% (8)				530,299
	Net Assets Applicable to Common Shares - 100%				$ 191,170,591

Investments in Derivatives at October 31, 2011

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
Counterparty	Notional Amount	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Payment Frequency	Termination Date	Appreciation (Depreciation)
JPMorgan	$14,725,000	Receive	1-Month USD-LIBOR	0.360%	Monthly	3/21/12	$ (3,350)
JPMorgan	14,725,000	Receive	1-Month USD-LIBOR	1.193	Monthly	3/21/14	(259,968)
Morgan Stanley	14,725,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/16	(675,775)
							$ (939,093)

* Annualized.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2011:

		Level 1	Level 2	Level 3	Total
	Investments:
	$25 Par (or similar) Preferred Securities	$105,785,566	$ 16,339,501	$ —	$122,125,067
	Corporate Bonds	—	8,817,054	—	8,817,054
	Capital Preferred Securities	—	111,105,895	—	111,105,895
	Convertible Preferred Securities	158,760	—	—	158,760
	Investment Companies	8,129,758	—	—	8,129,758
	Short-Term Investments	—	2,303,758	—	2,303,758
	Derivatives:
	Interest Rate Swaps*	—	(939,093)	—	(939,093)
	Total	$114,074,084	$137,627,115	$ —	$251,701,199
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.
During the period ended October 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of October 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	$ —	Unrealized depreciation on interest rate swaps*	$ 939,093
* Value represents cumulative gross appreciation (depreciation) of swap contracts as reported in the Fund's Portfolio of Investments.
Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2011, the cost of investments (excluding investments in derivatives) was $256,878,771.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at October 31, 2011, were as follows:

Gross unrealized:
Appreciation					$ 9,980,845
Depreciation					(14,219,324)

Net unrealized appreciation (depreciation) of investments					$ (4,238,479)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. The definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

	(1)				All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
	(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

	(3)				Non-income producing; Issuer has not declared a dividend within the past twelve months.
	(4)				Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
	(5)				Principal Amount (000) rounds to less than $1,000.
	(6)				Borrowings as a percentage of Total Investments is 24.5%.
	(7)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of October 31, 2011, investments with a value of $154,985,692 have been pledged as collateral for Borrowings.

	(8)				Other Assets Less Liabilities includes the value and/or Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at October 31, 2011.
	N/R				Not rated.
	144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

	CORTS				Corporate Backed Trust Securities.
	PPLUS				PreferredPlus Trust.
	USD-LIBOR				United States Dollar - London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund 3

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date December 30, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date December 30, 2011